Investments in Associates and Joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Investments in Associates and Joint Ventures
(a)	Investments in associates and joint ventures as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Investments in associates	￦	1,738,692	1,864,509
Investments in joint ventures		1,911,311	2,063,246

	￦	3,650,003	3,927,755

Details of Investments in Associates
(b)	Details of investments in associates as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2018		2019
[Domestic]
EQP POSCO Global NO1 Natual Resources Private Equity Fund	178,787,468,209	33.41	￦	178,787	￦	174,123	175,907
POSPower Co., Ltd(*2)	4,507,138	34.00		179,410		161,477	161,280
SNNC	18,130,000	49.00		90,650		116,922	142,602
QSONE Co.,Ltd.	200,000	50.00		84,395		85,550	85,887
Chun-cheon Energy Co., Ltd(*2)	17,308,143	49.10		86,541		62,478	56,679
Nextrain Co., Ltd.	8,321,920	32.00		41,610		10	41,447
Keystone NO. 1. Private Equity Fund(*5)	22,523,123	52.58		22,523		11,183	19,438
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd	2,008,000	29.53		10,040		17,382	17,824
Daesung Steel(*4)	108,038	17.54		14,000		15,644	15,375
Incheon-Gimpo Expressway Co., Ltd.(*2,4)	9,032,539	18.26		45,163		13,329	7,904
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund(*4)	6,485	12.50		6,485		5,739	6,177
KONES, Corp.	3,250,000	41.67		6,893		2,849	2,473
Others (53 companies)(*2)						123,724	112,621

						790,410	845,614

[Foreign]
AES-VCM Mong Duong Power Company Limited(*3)	—	30.00		164,303		209,936	178,892
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		135,899		179,459	225,933
7623704 Canada Inc.(*4)	114,452,000	10.40		124,341		126,885	131,529
Eureka Moly LLC	—	20.00		240,123		82,447	85,349
AMCI (WA) PTY LTD	49	49.00		209,664		71,086	72,937
Nickel Mining Company SAS	3,234,698	49.00		157,585		41,712	37,940
KOREA LNG LTD.	2,400	20.00		135,205		43,554	46,557
NCR LLC	—	29.40		49,744		37,602	46,391
ZHEJIANG HUAYOU-POSCO ESM CO., LTD(*1)	134,400,000	40.00		22,423		—	22,356
PT. Batutua Tembaga Raya	128,285	22.00		21,824		20,479	14,717
PT. Wampu Electric Power(*2)	8,708,400	20.00		10,054		14,120	13,363
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	10,200,000	34.00		9,517		14,796	15,128
POSCO SeAH Steel Wire(Nantong) Co., Ltd.	50	25.00		4,723		6,478	6,755
Others (26 companies)(*2)						99,728	121,048

						948,282	1,018,895

					￦	1,738,692	1,864,509

(*1)	During the year ended December 31, 2019, ZHEJIANG HUAYOU-POSCO ESM CO., LTD was established and classified as investment in an associate.
(*2)	As of December 31, 2018 and 2019, investments in associates amounting to ￦ 285,066 million and ￦ 258,754 million, respectively, are provided as collateral in relation to the associates’ borrowings.
(*3)	As of December 31, 2018, shares of PSC Energy Global Co., Ltd., a subsidiary of the Company, are provided as collateral in relation to the associate’s borrowings.
(*4)
As of December 31, 2019, it was classified as an associate even though the Company’s ownership percentage is less than 20% of ownership percentage since the Company has significant influence over the investee when considering its structure of the associate’s Board of Directors and others.

(*5)	Although the Company’s shareholding exceeds 50%, the entity is classified as an associate because the Company does not have control when considering the structure of the Board of Directors.

Details of Investments in Joint Ventures
(c)	Details of investments in joint ventures as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2018		2019
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	180,192	182,648
Others (8 companies)						9,124	10,305

						189,316	192,953

[Foreign]
Roy Hill Holdings Pty Ltd(*1)	13,117,972	12.50		1,528,672		1,041,600	1,235,682
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		363,506	376,410
KOBRASCO	2,010,719,185	50.00		32,950		133,449	115,641
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		88,391	88,935
DMSA/AMSA(*1)	—	4.00		346,278		26,709	12,189
CSP - Compania Siderurgica do Pecem	1,221,586,532	20.00		594,173		24,832	—
Others (12 companies)						43,508	41,436

						1,721,995	1,870,293

					￦	1,911,311	2,063,246

(*1)	As of December 31, 2018 and 2019, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.

Changes in Investments in Associates and Joint Ventures
(d)	The changes in investments in associates and joint ventures for the years ended December 31, 2018 and 2019 were as follows:

1)	For the year ended December 31, 2018

(in millions of Won)
Company	December 31, 2017 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2018 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,553	—	—	(1,430)	—	174,123
POSPower Co., Ltd		—	176,731	—	(3,198)	(12,056)	161,477
SNNC		110,424	—	—	6,624	(126)	116,922
QSONE Co.,Ltd.		85,049	—	(550)	1,051	—	85,550
Chun-cheon Energy Co., Ltd		74,378	—	—	(11,900)	—	62,478
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,252	—	—	130	—	17,382
BLUE OCEAN Private Equity Fund		19,620	—	—	(17,930)	(1,690)	—
Daesung Steel		15,500	—	—	144	—	15,644
Incheon-Gimpo Expressway Co., Ltd.		31,660	—	—	(18,331)	—	13,329
Keystone NO. 1. Private Equity Fund		12,379	—	—	(1,295)	99	11,183
UITrans LRT Co., Ltd.		15,841	—	—	(15,841)	—	—
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		6,828	—	—	(1,089)	—	5,739
KONES, Corp.		2,827	—	—	29	(7)	2,849
POSCO MITSUBISHI CARBON TECHNOLOGY		110,760	—	—	69,594	(162)	180,192
Others (52 companies)		73,419	44,629	(784)	18,942	(3,348)	132,858

		751,490	221,360	(1,334)	25,500	(17,290)	979,726

[Foreign]
AES-VCM Mong Duong Power Company Limited		142,348	—	(26,108)	30,096	63,600	209,936
South-East Asia Gas Pipeline Company Ltd.		197,069	—	(29,301)	17,709	(6,018)	179,459
7623704 Canada Inc.		121,702	—	(4,509)	4,373	5,319	126,885
Eureka Moly LLC		79,398	—	—	(406)	3,455	82,447
AMCI (WA) PTY LTD		63,378	—	—	(3,412)	11,120	71,086
Nickel Mining Company SAS		45,905	—	—	(4,268)	75	41,712
KOREA LNG LTD.		33,422	—	(10,544)	10,542	10,134	43,554
NCR LLC		33,738	2,505	—	(5,909)	7,268	37,602
PT. Batutua Tembaga Raya		21,823	—	—	(1,817)	473	20,479
PT. Wampu Electric Power		13,391	—	—	177	552	14,120
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,617	—	—	(735)	(86)	14,796
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,517	—	—	23	(62)	6,478
Roy Hill Holdings Pty Ltd		1,125,133	—	—	59,095	(142,628)	1,041,600
POSCO-NPS Niobium LLC		348,836	—	(22,254)	21,536	15,388	363,506
KOBRASCO		108,485	—	(37,710)	75,170	(12,496)	133,449
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,305	—	—	540	(454)	88,391
DMSA/AMSA		56,735	17,973	—	(48,802)	803	26,709
CSP - Compania Siderurgica do Pecem		146,427	—	—	(109,714)	(11,881)	24,832
Others (42 companies)		158,213	2,771	(22,588)	42,937	(38,097)	143,236

		2,806,442	23,249	(153,014)	87,135	(93,535)	2,670,277

	￦	3,557,932	244,609	(154,348)	112,635	(110,825)	3,650,003

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments from translations of financial statements of foreign investees and others.

2)	For the year ended December 31, 2019

(in millions of Won)
Company	December 31, 2018 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease)(*1)	December 31, 2019 Book value
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	174,123	—	—	(976)	2,760	175,907
POSPower Co., Ltd		161,477	—	—	(4,744)	4,547	161,280
SNNC		116,922	—	(1,450)	27,655	(525)	142,602
QSONE Co.,Ltd.		85,550	—	(950)	1,287	—	85,887
Chun-cheon Energy Co., Ltd		62,478	6,050	—	(11,849)	—	56,679
Nextrain Co., Ltd.		10	41,600	—	(163)	—	41,447
Keystone NO. 1. Private Equity Fund		11,183	8,723	—	(342)	(126)	19,438
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co.,Ltd		17,382	—	—	442	—	17,824
Daesung Steel		15,644	—	—	(269)	—	15,375
Incheon-Gimpo Expressway Co., Ltd.		13,329	—	—	(5,425)	—	7,904
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		5,739	—	—	438	—	6,177
KONES, Corp.		2,849	—	—	(403)	27	2,473
POSCO MITSUBISHI CARBON TECHNOLOGY		180,192	—	(16,369)	19,377	(552)	182,648
Others (61 companies)		132,848	30,973	(1,392)	(18,146)	(21,357)	122,926

		979,726	87,346	(20,161)	6,882	(15,226)	1,038,567

[Foreign]
AES-VCM Mong Duong Power Company Limited		209,936	—	(18,099)	24,126	(37,071)	178,892
South-East Asia Gas Pipeline Company Ltd.		179,459	—	(24,267)	63,749	6,992	225,933
7623704 Canada Inc.		126,885	—	(9,902)	9,912	4,634	131,529
Eureka Moly LLC		82,447	—	—	(25)	2,927	85,349
AMCI (WA) PTY LTD		71,086	—	—	(4,377)	6,228	72,937
Nickel Mining Company SAS		41,712	—	—	(4,250)	478	37,940
KOREA LNG LTD.		43,554	—	(13,404)	13,501	2,906	46,557
NCR LLC		37,602	9,605	—	(822)	6	46,391
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		—	22,423	—	61	(128)	22,356
PT. Batutua Tembaga Raya		20,479	—	—	(6,209)	447	14,717
PT. Wampu Electric Power		14,120	—	—	(1,247)	490	13,363
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		14,796	—	—	10	322	15,128
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		6,478	—	—	80	197	6,755
Roy Hill Holdings Pty Ltd		1,041,600	—	—	158,562	35,520	1,235,682
POSCO-NPS Niobium LLC		363,506	—	(24,933)	24,543	13,294	376,410
KOBRASCO		133,449	—	(74,716)	56,474	434	115,641
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,391	—	(1,574)	665	1,453	88,935
DMSA/AMSA		26,709	23,682	—	(40,415)	2,213	12,189
CSP - Compania Siderurgica do Pecem		24,832	35,352	—	(57,647)	(2,537)	—
Others (38 companies)		143,236	552	(19,430)	30,168	7,958	162,484

		2,670,277	91,614	(186,325)	266,859	46,763	2,889,188

	￦	3,650,003	178,960	(206,486)	273,741	31,537	3,927,755

(*1)
Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments effect from translations of financial statements of foreign investees and others.

Summarized Financial Information of Associates and Joint Ventures
(e)	Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2018 and 2019 are as follows:

1)	December 31, 2018

(in millions of Won)
Company	Assets		Liabilities	Equity	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	552,760	783	551,977	—	10,249
POSPower Co., Ltd		425,632	35,761	389,871	—	(4,536)
SNNC		645,013	384,586	260,427	656,320	14,229
QSONE Co., Ltd.		249,384	78,285	171,099	16,597	2,101
Chun-cheon Energy Co., Ltd		667,454	525,308	142,146	320,950	(18,796)
Nextrain Co., Ltd.		30	—	30	—	—
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		63,554	35,003	28,551	16,237	439
BLUE OCEAN Private Equity Fund		305,876	174,640	131,236	459,491	(5,294)
Daesung Steel		169,305	111,502	57,803	75,474	824
Incheon-Gimpo Expressway Co., Ltd.		1,049,629	931,937	117,692	45,566	(92,202)
Keystone NO. 1. Private Equity Fund		177,024	144,186	32,838	15,507	(3,962)
UITrans LRT Co., Ltd.		430,227	435,699	(5,472)	12,929	(85,344)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		59,464	1,061	58,403	2,401	(12,313)
KONES, Corp.		2,618	1,414	1,204	5,167	70
POSCO MITSUBISHI CARBON TECHNOLOGY		537,138	237,563	299,575	300,986	116,049
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,726,410	1,009,731	716,679	343,471	70,717
7623704 Canada Inc.		1,232,208	1	1,232,207	—	44,320
Nickel Mining Company SAS		465,463	329,084	136,379	207,956	(4,569)
KOREA LNG LTD.		217,883	110	217,773	54,357	52,720
PT. Batutua Tembaga Raya		332,305	274,580	57,725	128,609	(8,451)
PT. Wampu Electric Power		223,009	155,407	67,602	13,461	887
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		73,515	24,264	49,251	121,104	(2,231)
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		61,782	34,740	27,042	85,619	78
Roy Hill Holdings Pty Ltd		9,666,619	6,043,492	3,623,127	3,259,256	497,469
POSCO-NPS Niobium LLC		726,810	—	726,810	—	41,812
KOBRASCO		317,842	50,945	266,897	229,340	150,550
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		710,518	384,572	325,946	1,341,849	2,159
DMSA/AMSA		5,562,877	4,171,896	1,390,981	731,127	(529,844)
CSP - Compania Siderurgica do Pecem		4,194,242	4,192,867	1,375	1,860,198	(542,865)

2)	December 31, 2019

(in millions of Won)
Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	516,659	786	515,873	—	7,479
POSPower Co., Ltd		707,051	199,846	507,205	—	(5,294)
SNNC		677,508	357,843	319,665	738,977	63,269
QSONE Co., Ltd.		250,364	78,589	171,775	17,591	2,576
Chun-cheon Energy Co., Ltd		610,089	492,620	117,469	313,438	(24,677)
Nextrain Co., Ltd.		136,203	7,322	128,881	—	(509)
Keystone NO. 1. Private Equity Fund		187,156	138,219	48,937	18,342	(887)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		53,019	22,971	30,048	17,824	1,497
Daesung Steel		164,708	108,441	56,267	85,537	(1,536)
Incheon-Gimpo Expressway Co., Ltd.		1,014,410	951,321	63,089	50,575	(36,449)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		50,479	1,062	49,417	2,841	3,502
KONES, Corp.		1,950	1,648	302	4,416	(966)
POSCO MITSUBISHI CARBON TECHNOLOGY		474,387	170,678	303,709	216,648	32,334
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,808,529	906,254	902,275	555,075	254,582
7623704 Canada Inc.		1,276,857	1	1,276,856	—	95,306
Nickel Mining Company SAS		471,377	331,194	140,183	245,509	2,432
ZHEJIANG HUAYOU-POSCO ESM CO., LTD		73,604	17,765	55,839	641	153
KOREA LNG LTD.		232,935	147	232,788	69,577	67,507
PT. Batutua Tembaga Raya		423,608	392,226	31,382	112,568	(28,360)
PT. Wampu Electric Power		222,266	158,451	63,815	18,163	(6,233)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		65,413	15,232	50,181	101,101	28
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		61,847	33,989	27,858	77,371	327
Roy Hill Holdings Pty Ltd		11,143,705	5,718,152	5,425,553	5,037,471	1,660,577
POSCO-NPS Niobium LLC		752,617	—	752,617	—	47,521
KOBRASCO		268,139	36,857	231,282	167,022	112,949
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		969,280	637,478	331,802	1,145,794	1,704
DMSA/AMSA		5,703,501	4,202,704	1,500,797	638,797	(504,077)
CSP - Compania Siderurgica do Pecem		3,959,365	4,249,083	(289,718)	1,623,843	(465,853)